Note 7 - Other Real Estate Owned	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Real Estate Owned [Text Block]
(
7
)
Other
Real
Estate
Owned

The
aggregate carrying amount of Other Real Estate Owned (OREO) at
December 31, 2017,
2016
and
2015
was
$4,256,469,
$6,439,226
and
$8,839,103,
respectively. All of the Company’s other real estate owned represents properties acquired through foreclosure or deed in lieu of foreclosure. The following table details the change in OREO during
2017,
2016
and
2015
as of
December 31:

	201 7	201 6	201 5

Balance, Beginning of Year	$6,439,226	$8,839,103	$10,401,832

Additions	1,724,936	5,664,554	7,536,165
Sales of OREO	(3,786,567)	(7,416,293)	(8,054,675)
Loss on Sale	212,641	(146,402)	(591,071)
Provision for Losses	(333,767)	(501,736)	(453,148)

Balance, End of Year	$4,256,469	$6,439,226	$8,839,103

At
December 31,
201
7,
the Company held
$479,352
of residential real estate property as foreclosed property. Also at
December 31, 2017,
$183,588
of consumer mortgage loans collateralized by residential real estate property was in the process of foreclosure according to local requirements of the applicable jurisdictions.